CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share Capital (Note 14)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 4,666.2	$ 41.6	$ (224.5)	$ (336.8)	$ 4,146.5
Net income				91.2	91.2
Other comprehensive (loss) income			30.2		30.2
Total comprehensive income					121.4
Exercise of stock options	10.4	(2.6)			7.8
Exercise of warrants	382.6	(26.2)			356.4
Share-based payments		3.3			3.3
Dividend reinvestment plan	19.7				19.7
Dividends declared				(81.9)	(81.9)
Balance at end of period at Jun. 30, 2017	5,078.9	16.1	(194.3)	(327.5)	4,573.2
Impact on adoption of IFRS 9 (Note 2)			(27.1)	27.1
Restated balance at January 1, 2018	5,107.8	14.2	(133.6)	(282.9)	4,705.5
Balance at beginning of period at Dec. 31, 2017	5,107.8	14.2	(106.5)	(310.0)	4,705.5
Net income				118.2	118.2
Other comprehensive (loss) income			(55.8)		(55.8)
Total comprehensive income					62.4
Share-based payments		2.9			2.9
Dividend reinvestment plan	17.3				17.3
Dividends declared				(87.9)	(87.9)
Balance at end of period at Jun. 30, 2018	$ 5,125.1	$ 17.1	$ (189.4)	$ (252.6)	$ 4,700.2